1940 Act
Rule 30b2-1
VIA EDGAR

September 8, 2023

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account II
File No. 811-22146, CIK 0001418970
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), the referenced separate account, a unit investment trust registered under the Act, provided to its contract owners reports for the underlying management investment companies listed in the table below. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, each investment company listed below filed a report on Form N-CSRS with the Securities and Exchange Commission. These filings are hereby incorporated by reference.

Investment Company	CIK	Date Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	08/18/2023
AB Variable Products Series (VPS) Fund, Inc.	0000825316	08/18/2023
ALPS Variable Investment Trust	0001382990	08/30/2023
BNY Mellon Investment Portfolios	0001056707	08/14/2023
BNY Mellon Stock Index Fund, Inc.	0000846800	08/11/2023
BNY Mellon Variable Investment Fund	0000813383	08/11/2023
Franklin Templeton Variable Insurance Products Trust	0000837274	08/29/2023
Janus Aspen Series	0000906185	08/29/2023
Lazard Retirement Series, Inc.	0001033669	08/25/2023
PIMCO Variable Insurance Trust	0001047304	08/28/2023
Pioneer Variable Contracts Trust	0000930709	09/05/2023
Royce Capital Fund	0001006387	08/24/2023
Rydex Variable Trust	0001064046	09/01/2023
T. Rowe Price Equity Series, Inc.	0000918294	08/22/2023
T. Rowe Price Fixed Income Series, Inc.	0000920467	08/22/2023
Third Avenue Variable Series Trust	0001089107	08/21/2023
Van Eck VIP Trust	0000811976	09/06/2023
Vanguard Variable Insurance Funds	0000857490	08/25/2023
Variable Insurance Products Fund	0000356494	08/22/2023
Variable Insurance Products Fund II	0000831016	08/22/2023
Variable Insurance Products Fund III	0000927384	08/22/2023
Virtus Variable Insurance Trust	0000792359	08/31/2023
Wanger Advisors Trust	0000929521	09/01/2023

/s/ Ping Shao
Ping Shao 2VP, Deputy Chief Compliance Officer Nassau Life Insurance Company